SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Operations by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 27,635	$ 26,570	$ 17,649
Property and equipment, net	3,261	2,701	1,640
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	774	1,455	374
Property and equipment, net	0	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,166	17,673	9,559
Property and equipment, net	0	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8	12	0
Property and equipment, net	0	0	0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,092	6,766	6,877
Property and equipment, net	11	21	38
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,533	585	693
Property and equipment, net	3,250	2,680	1,602
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62	79	146
Property and equipment, net	$ 0	$ 0	$ 0